Athene Variable Annuity Account A
Financial Statements
As of and for the year ended December 31, 2022

Athene Variable Annuity Account A
Index to Financial Statements
As of and for the year ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of
AVA Separate Account A – AVA/VA and the
Board of Directors of Athene Annuity & Life Assurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed the table below, which comprises Athene Variable Annuity (AVA) Separate Account A (the “Account”) as of December 31, 2022, the related statements of operations and changes in net assets for the year ended December 31, 2022, the financial highlights for the year ended December 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2022, and the results of their operations and the changes in their net assets for year ended 2022, and the financial highlights for the year ended 2022, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Investment Portfolios Stock Index Fund	Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Invesco Variable Investment Funds High Yield Fund	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Health Science Portfolio II
Invesco Variable Investment Funds Core Equity Fund	Fidelity Variable Insurance Products Mid-Cap Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Fidelity Variable Insurance Products Government Money Market Fund	Vanguard Variable Insurance Funds Real Estate Index Portfolio
American Century Variable Portfolios, Inc. VP Value Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
The Alger Funds Large Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
The Alger Funds Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Growth & Income Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
The Alger Funds Capital Appreciation Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Des Moines, Iowa
April 28, 2023

We have served as the Account’s auditor since 2022.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Athene Annuity & Life Assurance Company and the Contract Owners of Athene Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts of Athene Variable Annuity Account A indicated in the table below for the year ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes of net assets of each of the subaccounts of Athene Variable Annuity Account A for the year ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Investment Portfolios Stock Index Fund	Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Invesco Variable Investment Funds High Yield Fund	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Invesco Variable Investment Funds Core Equity Fund	Fidelity Variable Insurance Products Mid-Cap Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Fidelity Variable Insurance Products Government Money Market Fund	Vanguard Variable Insurance Funds Real Estate Index Portfolio
American Century Variable Portfolios, Inc. VP Value Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
The Alger Funds Large Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
The Alger Funds Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Growth & Income Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
The Alger Funds Capital Appreciation Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity & Life Assurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Athene Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Athene Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2022

We served as the auditor of one or more of the subaccounts of Athene Variable Annuity Account A from 2011 to 2022.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2022

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$156,150	$2,290	$18,979	$227,591	$239,558
Total Assets	$156,150	$2,290	$18,979	$227,591	$239,558

Net assets in the accumulation period	$156,150	$2,290	$18,979	$227,591	$239,558
Net assets	$156,150	$2,290	$18,979	$227,591	$239,558

Accumulation unit value low	$27.300	$31.160	$17.970	$22.980	$24.660
Accumulation unit value high	$34.140	$32.570	$20.130	$25.100	$46.020

Accumulation units outstanding	9,308	141	2,181	19,279	10,806

Shares of mutual funds owned	2,701	133	4,218	9,271	19,524

Investments, at cost	$123,722	$2,240	$22,223	$277,697	$293,906
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2022

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$30,131	$344,815	$17,333	$255,554	$299,800
Total Assets	$30,131	$344,815	$17,333	$255,554	$299,800

Net assets in the accumulation period	$30,131	$344,815	$17,333	$255,554	$299,800
Net assets	$30,131	$344,815	$17,333	$255,554	$299,800

Accumulation unit value low	$24.260	$28.280	$20.570	$24.610	$29.050
Accumulation unit value high	$29.560	$46.980	$30.570	$25.860	$47.340

Accumulation units outstanding	2,276	15,946	1,427	17,855	18,101

Shares of mutual funds owned	4,202	27,696	368	18,681	5,486

Investments, at cost	$37,629	$290,490	$24,320	$386,811	$423,135
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2022

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$285,203	$35,835	$299,420	$61,084	$181,895	$422,585
Total Assets	$285,203	$35,835	$299,420	$61,084	$181,895	$422,585

Net assets in the accumulation period	$285,203	$35,835	$299,420	$61,084	$181,895	$422,585
Net assets	$285,203	$35,835	$299,420	$61,084	$181,895	$422,585

Accumulation unit value low	$13.780	$25.500	$34.340	$32.700	$12.390	$8.800
Accumulation unit value high	$18.180	$39.640	$37.610	$34.160	$14.060	$10.020

Accumulation units outstanding	38,718	2,481	15,936	3,611	27,646	86,380

Shares of mutual funds owned	13,302	517	8,194	1,867	16,842	422,585

Investments, at cost	$281,034	$36,223	$318,799	$66,617	$219,747	$422,585
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2022

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$19,802	$5,380	$209,139	$3,774
Total Assets	$19,802	$5,380	$209,139	$3,774

Net assets in the accumulation period	$19,802	$5,380	$209,139	$3,774
Net assets	$19,802	$5,380	$209,139	$3,774

Accumulation unit value low	$25.680	$17.910	$22.180	$20.460
Accumulation unit value high	$41.430	$18.720	$24.250	$21.390

Accumulation units outstanding	1,233	674	18,651	386

Shares of mutual funds owned	514	527	6,376	164

Investments, at cost	$16,152	$6,302	$210,724	$3,620
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2022

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$227,416	$5,146	$5,118	$47,417
Total Assets	$227,416	$5,146	$5,118	$47,417

Net assets in the accumulation period	$227,416	$5,146	$5,118	$47,417
Net assets	$227,416	$5,146	$5,118	$47,417

Accumulation unit value low	$34.450	$24.120	$72.300	$20.560
Accumulation unit value high	$36.010	$25.210	$75.570	$22.140

Accumulation units outstanding	12,752	472	8,912	4,397

Shares of mutual funds owned	7,350	192	97	2,662

Investments, at cost	$216,054	$4,696	$3,093	$52,183
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2022

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$6,711	$4,944	$1,245	$11,978	$3
Total Assets	$6,711	$4,944	$1,245	$11,978	$3

Net assets in the accumulation period	$6,711	$4,944	$1,245	$11,978	$3
Net assets	$6,711	$4,944	$1,245	$11,978	$3

Accumulation unit value low	$32.190	$21.650	$11.170	$31.560	$43.580
Accumulation unit value high	$33.650	$22.630	$11.680	$32.980	$45.550

Accumulation units outstanding	400	462	265	761	—

Shares of mutual funds owned	314	429	121	283	—

Investments, at cost	$6,215	$5,133	$1,473	$9,737	$2
(Concluded)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2022

					Lazard
	BNY Mellon Investments		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Income
Dividends	$2,265	$22	$913	$2,280	$—
Expenses
Mortality and expense and administration charges	2,124	42	350	3,020	3,182
Net investment income (loss)	141	(20)	563	(740)	(3,182)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	5,379	9	(599)	573	1,632
Capital gain distributions	14,447	298	—	38,742	67,128
Net realized gain (loss) on investments	19,826	307	(599)	39,315	68,760

Net change in unrealized appreciation
(depreciation) on investments	(58,385)	(793)	(2,740)	(101,264)	(115,470)
Net increase (decrease) in net assets
resulting from operations	$(38,418)	$(506)	$(2,776)	$(62,689)	$(49,892)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2022

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Income
Dividends	$573	$7,600	$—	$—	$—
Expenses
Mortality and expense and administration charges	502	4,492	257	3,431	4,074
Net investment income (loss)	71	3,108	(257)	(3,431)	(4,074)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	162	29,346	20	2,692	2,014
Capital gain distributions	8,347	28,483	970	8,955	26,262
Net realized gain (loss) on investments	8,509	57,829	990	11,647	28,276

Net change in unrealized appreciation
(depreciation) on investments	(13,899)	(63,688)	(12,012)	(140,345)	(184,370)
Net increase (decrease) in net assets
resulting from operations	$(5,319)	$(2,751)	$(11,279)	$(132,129)	$(160,168)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2022

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$2,535	$145	$878	$317	$4,347	$6,039
Expenses
Mortality and expense and administration charges	3,631	563	4,062	797	2,508	5,433
Net investment income (loss)	(1,096)	(418)	(3,184)	(480)	1,839	606

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	2,518	2,264	3,209	7	(2,449)	—
Capital gain distributions	2,655	3,136	16,424	4,120	11,022	—
Net realized gain (loss) on investments	5,173	5,400	19,633	4,127	8,573	—

Net change in unrealized appreciation
(depreciation) on investments	(98,526)	(17,866)	(130,006)	(15,145)	(42,330)	—
Net increase (decrease) in net assets
resulting from operations	$(94,449)	$(12,884)	$(113,557)	$(11,498)	$(31,918)	$606
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2022

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$347	$252	$2,816	$32
Expenses
Mortality and expense and administration charges	309	124	2,797	75
Net investment income (loss)	38	128	19	(43)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	598	(107)	13,652	24
Capital gain distributions	—	16	17,162	242
Net realized gain (loss) on investments	598	(91)	30,814	266

Net change in unrealized appreciation
(depreciation) on investments	(2,884)	(1,155)	(57,560)	(829)
Net increase (decrease) in net assets
resulting from operations	$(2,248)	$(1,118)	$(26,727)	$(606)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2022

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Income
Dividends	$—	$98	$—	$794
Expenses
Mortality and expense and administration charges	3,447	112	92	678
Net investment income (loss)	(3,447)	(14)	(92)	116

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	2,236	104	67	46
Capital gain distributions	12,055	268	86	975
Net realized gain (loss) on investments	14,291	372	153	1,021

Net change in unrealized appreciation
(depreciation) on investments	(158,309)	(731)	(912)	(13,008)
Net increase (decrease) in net assets
resulting from operations	$(147,465)	$(373)	$(851)	$(11,871)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2022

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$80	$114	$39	$184	$—
Expenses
Mortality and expense and administration charges	137	117	35	262	—
Net investment income (loss)	(57)	(3)	4	(78)	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	52	80	(45)	498	—
Capital gain distributions	763	257	14	985	—
Net realized gain (loss) on investments	815	337	(31)	1,483	—

Net change in unrealized appreciation
(depreciation) on investments	(2,479)	(2,275)	(264)	(4,768)	(1)
Net increase (decrease) in net assets
resulting from operations	$(1,721)	$(1,941)	$(291)	$(3,363)	$(1)
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Net assets at December 31, 2020	$174,589	$3,838	$24,307	$238,337	$259,805
Changes from 2021 operations
Net investment income (loss)	(264)	(32)	775	(1,574)	(3,479)
Net realized gain (loss) on investments	28,347	482	(82)	7,358	3,645
Net change in unrealized appreciation
(depreciation) on investments	17,652	245	(34)	55,704	47,624
Net increase (decrease) in net
assets resulting from operations	45,735	695	659	61,488	47,790
Contract transactions
Surrenders and death benefits	(6,428)	—	(1,495)	(740)	(3,806)
Contract maintenance charges	(41)	(2)	(19)	(47)	(38)
Other transfers between sub-accounts,
including fixed interest account	(13,447)	(1,732)	1,758	(5,000)	1,704
Net increase (decrease) in net assets
resulting from contract transactions	(19,916)	(1,734)	244	(5,787)	(2,140)
Total increase (decrease) in net assets	25,819	(1,039)	903	55,701	45,650
Net assets at December 31, 2021	$200,408	$2,799	$25,210	$294,038	$305,455
Changes from 2022 operations
Net investment income (loss)	141	(20)	563	(740)	(3,182)
Net realized gain (loss) on investments	19,826	307	(599)	39,315	68,760
Net change in unrealized appreciation (depreciation) on investments	(58,385)	(793)	(2,740)	(101,264)	(115,470)
Net increase (decrease) in net
assets resulting from operations	(38,418)	(506)	(2,776)	(62,689)	(49,892)
Contract transactions
Surrenders and death benefits	—	—	(3,995)	(805)	(4,751)
Contract maintenance charges	(46)	(3)	(16)	(46)	(42)
Other transfers between sub-accounts,
including fixed interest account	(5,794)	—	556	(2,907)	(11,212)
Net increase (decrease) in net assets
resulting from contract transactions	(5,840)	(3)	(3,455)	(3,758)	(16,005)
Total increase (decrease) in net assets	(44,258)	(509)	(6,231)	(66,447)	(65,897)
Net assets at December 31, 2022	$156,150	$2,290	$18,979	$227,591	$239,558
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2020	$38,033	$329,488	$25,920	$309,726	$352,986
Changes from 2021 operations
Net investment income (loss)	(186)	1,760	(345)	(4,058)	(4,874)
Net realized gain (loss) on investments	7,363	14,261	6,556	137,170	102,580
Net change in unrealized appreciation
(depreciation) on investments	585	58,660	(3,494)	(122,102)	(34,272)
Net increase (decrease) in net
assets resulting from operations	7,762	74,681	2,717	11,010	63,434
Contract transactions
Surrenders and death benefits	(4,529)	(8,621)	(6,441)	(7,609)	(8,387)
Contract maintenance charges	(53)	(34)	(10)	(17)	(32)
Other transfers between sub-accounts,
including fixed interest account	(549)	(6,529)	6,434	17,329	(117)
Net increase (decrease) in net assets
resulting from contract transactions	(5,131)	(15,184)	(17)	9,703	(8,536)
Total increase (decrease) in net assets	2,631	59,497	2,700	20,713	54,898
Net assets at December 31, 2021	$40,664	$388,985	$28,620	$330,439	$407,884
Changes from 2022 operations
Net investment income (loss)	71	3,108	(257)	(3,431)	(4,074)
Net realized gain (loss) on investments	8,509	57,829	990	11,647	28,276
Net change in unrealized appreciation (depreciation) on investments	(13,899)	(63,688)	(12,012)	(140,345)	(184,370)
Net increase (decrease) in net
assets resulting from operations	(5,319)	(2,751)	(11,279)	(132,129)	(160,168)
Contract transactions
Surrenders and death benefits	(3,663)	(5,794)	—	(2,062)	—
Contract maintenance charges	(43)	(41)	(8)	(20)	(37)
Other transfers between sub-accounts,
including fixed interest account	(1,508)	(35,584)	—	59,326	52,121
Net increase (decrease) in net assets
resulting from contract transactions	(5,214)	(41,419)	(8)	57,244	52,084
Total increase (decrease) in net assets	(10,533)	(44,170)	(11,287)	(74,885)	(108,084)
Net assets at December 31, 2022	$30,131	$344,815	$17,333	$255,554	$299,800
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2020	$327,185	$48,124	$333,902	$67,802	$220,170	$440,369
Changes from 2021 operations
Net investment income (loss)	(3,198)	(686)	(4,595)	(478)	1,936	(5,573)
Net realized gain (loss) on investments	34,829	16,999	56,133	14,079	7,204	—
Net change in unrealized appreciation
(depreciation) on investments	25,489	(6,768)	35,638	1,762	(13,367)	—
Net increase (decrease) in net
assets resulting from operations	57,120	9,545	87,176	15,363	(4,227)	(5,573)
Contract transactions
Surrenders and death benefits	(9,690)	(12,401)	(4,337)	(10,198)	(11,440)	(9,266)
Contract maintenance charges	(26)	(62)	(20)	(22)	(32)	(117)
Other transfers between sub-accounts,
including fixed interest account	(4,177)	5,918	1,149	(267)	35,422	13,287
Net increase (decrease) in net assets
resulting from contract transactions	(13,893)	(6,545)	(3,208)	(10,487)	23,950	3,904
Total increase (decrease) in net assets	43,227	3,000	83,968	4,876	19,723	(1,669)
Net assets at December 31, 2021	$370,412	$51,124	$417,870	$72,678	$239,893	$438,700
Changes from 2022 operations
Net investment income (loss)	(1,096)	(418)	(3,184)	(480)	1,839	606
Net realized gain (loss) on investments	5,173	5,400	19,633	4,127	8,573	—
Net change in unrealized appreciation (depreciation) on investments	(98,526)	(17,866)	(130,006)	(15,145)	(42,330)	—
Net increase (decrease) in net
assets resulting from operations	(94,449)	(12,884)	(113,557)	(11,498)	(31,918)	606
Contract transactions
Surrenders and death benefits	(1,725)	(1,383)	(3,245)	—	(2,265)	(584)
Contract maintenance charges	(21)	(48)	(16)	(16)	(21)	(114)
Other transfers between sub-accounts,
including fixed interest account	10,986	(974)	(1,632)	(80)	(23,794)	(16,023)
Net increase (decrease) in net assets
resulting from contract transactions	9,240	(2,405)	(4,893)	(96)	(26,080)	(16,721)
Total increase (decrease) in net assets	(85,209)	(15,289)	(118,450)	(11,594)	(57,998)	(16,115)
Net assets at December 31, 2022	$285,203	$35,835	$299,420	$61,084	$181,895	$422,585
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2020	$22,946	$8,481	$238,931	$4,757
Changes from 2021 operations
Net investment income (loss)	(99)	78	(568)	(62)
Net realized gain (loss) on investments	748	210	41,957	626
Net change in unrealized appreciation
(depreciation) on investments	1,953	(169)	19,805	590
Net increase (decrease) in net
assets resulting from operations	2,602	119	61,194	1,154
Contract transactions
Surrenders and death benefits	(1,051)	(1,495)	(7,965)	(518)
Contract maintenance charges	(43)	(9)	(42)	(8)
Other transfers between sub-accounts,
including fixed interest account	(1,310)	883	(21,271)	(416)
Net increase (decrease) in net assets
resulting from contract transactions	(2,404)	(621)	(29,278)	(942)
Total increase (decrease) in net assets	198	(502)	31,916	212
Net assets at December 31, 2021	$23,144	$7,979	$270,847	$4,969
Changes from 2022 operations
Net investment income (loss)	38	128	19	(43)
Net realized gain (loss) on investments	598	(91)	30,814	266
Net change in unrealized appreciation (depreciation) on investments	(2,884)	(1,155)	(57,560)	(829)
Net increase (decrease) in net
assets resulting from operations	(2,248)	(1,118)	(26,727)	(606)
Contract transactions
Surrenders and death benefits	(1,112)	(1,695)	(5,434)	(551)
Contract maintenance charges	(43)	(10)	(37)	(9)
Other transfers between sub-accounts,
including fixed interest account	61	224	(29,510)	(29)
Net increase (decrease) in net assets
resulting from contract transactions	(1,094)	(1,481)	(34,981)	(589)
Total increase (decrease) in net assets	(3,342)	(2,599)	(61,708)	(1,195)
Net assets at December 31, 2022	$19,802	$5,380	$209,139	$3,774
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Net assets at December 31, 2020	$325,046	$4,426	$5,393	$56,440
Changes from 2021 operations
Net investment income (loss)	(4,532)	(27)	(97)	(200)
Net realized gain (loss) on investments	45,715	517	460	5,960
Net change in unrealized appreciation
(depreciation) on investments	11,115	765	227	(892)
Net increase (decrease) in net
assets resulting from operations	52,298	1,255	590	4,868
Contract transactions
Surrenders and death benefits	(2,135)	(2,106)	—	—
Contract maintenance charges	(51)	(16)	(7)	(31)
Other transfers between sub-accounts,
including fixed interest account	982	3,501	(4)	113
Net increase (decrease) in net assets
resulting from contract transactions	(1,204)	1,379	(11)	82
Total increase (decrease) in net assets	51,094	2,634	579	4,950
Net assets at December 31, 2021	$376,140	$7,060	$5,972	$61,390
Changes from 2022 operations
Net investment income (loss)	(3,447)	(14)	(92)	116
Net realized gain (loss) on investments	14,291	372	153	1,021
Net change in unrealized appreciation (depreciation) on investments	(158,309)	(731)	(912)	(13,008)
Net increase (decrease) in net
assets resulting from operations	(147,465)	(373)	(851)	(11,871)
Contract transactions
Surrenders and death benefits	(1,214)	(4,450)	—	(3,368)
Contract maintenance charges	(40)	(7)	(6)	(27)
Other transfers between sub-accounts,
including fixed interest account	(5)	2,916	3	1,293
Net increase (decrease) in net assets
resulting from contract transactions	(1,259)	(1,541)	(3)	(2,102)
Total increase (decrease) in net assets	(148,724)	(1,914)	(854)	(13,973)
Net assets at December 31, 2022	$227,416	$5,146	$5,118	$47,417
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2020	$6,958	$5,948	$2,100	$14,466	$3
Changes from 2021 operations
Net investment income (loss)	(67)	4	(1)	(128)	—
Net realized gain (loss) on investments	586	257	35	1,494	1
Net change in unrealized appreciation
(depreciation) on investments	1,006	1,884	(122)	1,826	—
Net increase (decrease) in net
assets resulting from operations	1,525	2,145	(88)	3,192	1
Contract transactions
Surrenders and death benefits	—	(526)	(496)	(1,027)	—
Contract maintenance charges	(24)	(8)	(2)	(26)	—
Other transfers between sub-accounts,
including fixed interest account	(1)	(157)	513	(272)	—
Net increase (decrease) in net assets
resulting from contract transactions	(25)	(691)	15	(1,325)	—
Total increase (decrease) in net assets	1,500	1,454	(73)	1,867	1
Net assets at December 31, 2021	$8,458	$7,402	$2,027	$16,333	$4
Changes from 2022 operations
Net investment income (loss)	(57)	(3)	4	(78)	—
Net realized gain (loss) on investments	815	337	(31)	1,483	—
Net change in unrealized appreciation (depreciation) on investments	(2,479)	(2,275)	(264)	(4,768)	(1)
Net increase (decrease) in net
assets resulting from operations	(1,721)	(1,941)	(291)	(3,363)	(1)
Contract transactions
Surrenders and death benefits	—	(519)	(565)	(1,048)	—
Contract maintenance charges	(25)	(8)	(2)	(26)	—
Other transfers between sub-accounts,
including fixed interest account	(1)	10	76	82	—
Net increase (decrease) in net assets
resulting from contract transactions	(26)	(517)	(491)	(992)	—
Total increase (decrease) in net assets	(1,747)	(2,458)	(782)	(4,355)	(1)
Net assets at December 31, 2022	$6,711	$4,944	$1,245	$11,978	$3
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022

1.    Organization
Athene Variable Annuity Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products: a variable annuity and an annuity with both fixed and variable portions (VA 2+2). Neither of these products are being actively marketed by the Company. The significant features of these products include flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account. The fixed account offers minimum interest rates that are guaranteed by the General Account of the Company. The sub-accounts of the Separate Account (which does not include the allocation to the Fixed Account) invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022

Subaccount	Mutual Fund
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Fund	Government Money Market Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth & Income Portfolio	Growth & Income Portfolio
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Equity Income Portfolio II	Equity Income Portfolio II
Health Science Portfolio II	Health Science Portfolio II
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

2.    Summary Of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022
Investment Valuation
Investments in mutual fund shares are carried in the statements of assets and liabilities at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels:
Level 1        Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2        Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3        Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2022.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.

Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Company charges a fee against the contract holder for mortality and expense risks it assumes equivalent to an annual rate of 1.25% and 1.75% of the average daily value of each contract for variable annuity and VA 2+2 policies, respectively. Both products also offer the option of an

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022
additional death benefit. If this option is selected, the Company charges a total fee equivalent to an annual rate of 1.45% and 2.00% of the average daily value of the contract for variable annuity and VA 2+2 policies, respectively. In addition, the Company receives a fund facilitation fee from the contract holder equivalent to 0.20% of the average daily value of the contract on investments in the Vanguard Variable Insurance Fund. Mortality and Expense and Administration Charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).
Contract Maintenance Charge
The Separate Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units and is included in the contract maintenance charges line item of the Statements of Changes in Net Assets.
Other Charges
For variable annuity policies, transfers in excess of twelve during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract holder. For VA 2+2 policies, transfers in excess of 20 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to affect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units and are included in the Statements of Changes in Net Assets line item other transfers between sub-accounts, including fixed interest account.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022
4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2022:

	Cost of	Proceeds
	Purchases	From Sales

BNY Mellon Investment Portfolios
Stock Index Fund	$17,229	$8,481
Small Cap Stock Index Portfolio	321	45
Invesco Variable Investment Funds
High Yield Fund	1,519	4,410
Core Equity Fund	41,699	7,455
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	68,724	20,784
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	9,425	6,222
VP Value Fund	39,000	48,828
The Alger Funds
Large Cap Growth Portfolio	975	271
Mid Cap Growth Portfolio	71,433	8,665
Capital Appreciation Portfolio	80,887	6,615
Fidelity Variable Insurance Products
Overseas Portfolio	18,328	7,529
Growth Portfolio	3,929	3,615
Contrafund Portfolio	20,127	11,779
Mid-Cap Portfolio	4,508	964
Investment Grade Bond Portfolio	18,706	31,925
Government Money Market Portfolio	6,404	22,519
Janus Henderson Portfolio
Overseas Portfolio	884	1,940
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	695	2,033
Growth & Income Portfolio	21,139	38,940
Mid Cap Stock Portfolio	322	711
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	12,055	4,707
Equity Income Portfolio II	3,282	4,569
Health Sciences Portfolio II	86	95
Moderate Allocation Portfolio	2,707	3,719
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	844	163
Real Estate Index Portfolio	549	813
Total Bond Market Index Portfolio	225	697
Total Stock Market Index Portfolio	1,440	1,526
Capital Growth Portfolio	—	—

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2022 and 2021 were as follows:

	Years Ended December 31,
	2022	2021
	Units	Units

BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	308	—
Redemptions and transfers to/from	4,265	(496)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	2,299	—
Redemptions and transfers to/from	(2,228)	(52)
Invesco Variable Investment Funds High Yield Fund
Contract purchases	862	—
Redemptions and transfers to/from	138	9
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	333	—
Redemptions and transfers to/from	9,241	(216)
Lazard Retirement Series, Inc. Retirement U.S. Small Cap
Equity Portfolio
Contract purchases	14	—
Redemptions and transfers to/from	5,223	(39)
American Century Variable Portfolios, Inc. VP Disciplined
Core Value Fund
Contract purchases	544	—
Redemptions and transfers to/from	508	(174)
American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	375	—
Redemptions and transfers to/from	7,141	(385)
The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	622	—
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	9,751	286
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022

	Years Ended December 31,
	2022	2021
	Units	Units

The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	9,686	(153)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	988	—
Redemptions and transfers to/from	18,634	(792)
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	1,690	—
Redemptions and transfers to/from	(552)	(193)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	2,920	—
Redemptions and transfers to/from	4,950	(51)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	1,911	—
Redemptions and transfers to/from	(107)	(283)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	4,089	—
Redemptions and transfers to/from	8,870	1,455
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	498,140	—
Redemptions and transfers to/from	(455,797)	399
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	8,286	—
Redemptions and transfers to/from	(7,688)	(92)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	4,586	—
Redemptions and transfers to/from	(4,289)	(29)
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022

	Years Ended December 31,
	2022	2021
	Units	Units

Lord Abbett Series Fund, Inc. Growth & Income Portfolio
Contract purchases	1,076	—
Redemptions and transfers to/from	7,566	(1,245)
Lord Abbett Series Fund Mid Cap Stock Portfolio
Contract purchases	911	—
Redemptions and transfers to/from	(731)	(44)
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	4,079	—
Redemptions and transfers to/from	2,283	(23)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	814	—
Redemptions and transfers to/from	(610)	63
T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	1,867	—
Redemptions and transfers to/from	6,977	—
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	3,730	—
Redemptions and transfers to/from	(1,578)	4
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	4,830	—
Redemptions and transfers to/from	(4,630)	(1)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	706	—
Redemptions and transfers to/from	(484)	(25)
Vanguard Variable Insurance Funds Total Bond Market Index
Portfolio
Contract purchases	7,799	—
Redemptions and transfers to/from	(7,688)	—
Vanguard Variable Insurance Funds Total Stock Market Index
Portfolio
Contract purchases	3,287	—
Redemptions and transfers to/from	(2,921)	(37)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	2,933	—
Redemptions and transfers to/from	(2,933)	—
		(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022
6.    Financial Highlights
The Company sells two different products which have unique combinations of features and fees that are charged against the contract holder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

BNY Mellon Investment Portfolios
Stock Index Fund
2022	9,308	$27.30	$34.14	$156,150	0.98%	1.25%	2.00%	(20.24)%	(19.64)%
2021	4,735	34.05	42.69	200,408	1.13	1.25	2.00	25.87	26.82
2020	5,231	26.90	33.83	174,589	1.60	1.25	2.00	15.67	16.54
2019	4,961	23.13	29.18	142,117	1.73	1.25	2.00	28.59	29.55
2018	5,012	17.89	22.63	110,849	1.65	1.25	2.00	(6.53)	(5.83)
Small Cap Stock Index Portfolio
2022	141	31.16	32.57	2,290	0.92	1.25	2.00	(18.30)	(18.09)
2021	70	38.14	39.76	2,799	0.65	1.25	2.00	23.65	23.96
2020	122	30.84	32.08	3,838	1.03	1.25	2.00	8.44	8.71
2019	168	28.44	29.51	4,842	0.86	1.25	2.00	19.79	20.09
2018	168	23.74	24.57	4,044	0.82	1.25	2.00	(10.79)	(10.56)
Invesco Variable Investment Funds
High Yield Fund
2022	2,181	17.97	20.13	18,979	4.31	1.25	2.00	(11.34)	(10.68)
2021	1,181	20.27	22.53	25,210	4.74	1.25	2.00	2.32	3.09
2020	1,172	19.81	21.86	24,307	6.03	1.25	2.00	1.27	2.03
2019	1,196	19.56	21.42	24,371	6.19	1.25	2.00	11.26	12.10
2018	1,721	17.58	19.11	31,380	4.69	1.25	2.00	(5.28)	(4.56)
Core Equity Fund
2022	19,279	22.98	25.10	227,591	0.93	1.25	2.00	(22.12)	(21.53)
2021	9,705	29.34	32.15	294,038	0.67	1.25	2.00	25.21	26.15
2020	9,921	23.31	25.62	238,337	1.40	1.25	2.00	11.59	12.43
2019	12,008	20.77	22.90	256,627	0.96	1.25	2.00	26.41	27.36
2018	12,053	16.34	18.07	202,273	0.93	1.25	2.00	(11.20)	(10.53)
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio
2022	10,806	24.66	46.02	239,558	—	1.25	2.00	(17.19)	(16.56)
2021	5,569	29.77	55.16	305,455	0.05	1.25	2.00	17.50	18.38
2020	5,608	25.34	46.59	259,805	0.19	1.25	2.00	4.64	5.43
2019	5,523	24.22	44.19	242,683	—	1.25	2.00	27.35	28.31
2018	5,946	19.01	34.44	198,738	0.02	1.25	2.00	(14.97)	(14.32)
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
2022	2,276	$24.26	$29.56	$30,131	1.72%	1.25%	2.00%	(14.46)%	(13.82)%
2021	1,224	28.20	34.30	40,664	1.07	1.25	2.00	21.20	22.12
2020	1,398	23.14	28.09	38,033	1.94	1.25	2.00	9.59	10.42
2019	1,598	21.00	25.44	39,377	1.95	1.25	2.00	21.50	22.41
2018	3,179	17.19	20.78	64,126	1.86	1.25	2.00	(8.72)	(8.03)
VP Value Fund
2022	15,946	28.28	46.98	344,815	2.13	1.25	2.00	(1.37)	(0.63)
2021	8,430	28.67	47.28	388,985	1.74	1.25	2.00	22.05	22.96
2020	8,815	23.49	38.45	329,488	2.35	1.25	2.00	(1.03)	(0.28)
2019	8,869	23.74	38.56	332,780	2.13	1.25	2.00	24.52	25.46
2018	9,209	19.06	30.73	271,706	1.74	1.25	2.00	(10.96)	(10.29)
The Alger Funds
Large Cap Growth Portfolio
2022	1,427	20.57	30.57	17,333	—	1.25	2.00	(39.87)	(39.42)
2021	805	34.03	50.71	28,620	—	1.25	2.00	9.63	10.45
2020	805	30.87	46.14	25,920	0.19	1.25	2.00	63.72	64.95
2019	806	18.75	28.12	15,724	—	1.25	2.00	24.91	25.85
2018	807	14.93	22.45	12,504	—	1.25	2.00	0.17	0.93
Mid Cap Growth Portfolio
2022	17,855	24.61	25.86	255,554	—	1.25	2.00	(37.34)	(36.87)
2021	8,104	39.06	41.17	330,439	—	1.25	2.00	2.14	2.91
2020	7,818	38.03	40.21	309,726	—	1.25	2.00	61.36	62.58
2019	9,757	23.44	24.85	237,766	—	1.25	2.00	27.68	28.64
2018	9,695	18.26	19.42	183,659	—	1.25	2.00	(9.29)	(8.60)
Capital Appreciation Portfolio
2022	18,101	29.05	47.34	299,800	—	1.25	2.00	(37.78)	(37.31)
2021	8,415	46.43	75.90	407,884	—	1.25	2.00	16.77	17.65
2020	8,568	39.54	64.84	352,986	—	1.25	2.00	38.94	39.99
2019	9,825	28.30	46.55	289,155	—	1.25	2.00	30.94	31.92
2018	10,128	21.50	35.46	225,942	0.08	1.25	2.00	(2.09)	(1.35)
Fidelity Variable Insurance Products
Overseas Portfolio
2022	38,718	13.78	18.18	285,203	0.87	1.25	2.00	(26.17)	(25.62)
2021	19,096	18.56	24.57	370,412	0.33	1.25	2.00	17.03	17.91
2020	19,888	15.77	20.94	327,185	0.23	1.25	2.00	13.04	13.90
2019	16,097	13.88	18.48	232,567	1.56	1.25	2.00	24.98	25.92
2018	16,050	11.04	14.75	184,159	1.53	1.25	2.00	(16.75)	(16.12)
Growth Portfolio
2022	2,481	25.50	39.64	35,835	0.35	1.25	2.00	(26.13)	(25.58)
2021	1,343	34.33	53.54	51,124	—	1.25	2.00	20.47	21.38
2020	1,536	28.34	44.33	48,124	0.04	1.25	2.00	40.70	41.76
2019	1,676	20.03	31.43	37,317	0.06	1.25	2.00	31.32	32.31
2018	2,022	15.17	23.87	36,062	0.04	1.25	2.00	(2.41)	(1.68)
Contrafund Portfolio
2022	15,936	34.34	37.61	299,420	0.27	1.25	2.00	(27.94)	(27.40)
2021	8,066	47.66	51.81	417,870	0.03	1.25	2.00	24.99	25.93
2020	8,117	38.13	41.14	333,902	0.08	1.25	2.00	27.65	28.61
2019	6,579	29.87	31.99	210,129	0.22	1.25	2.00	28.68	29.64
2018	7,332	23.22	24.67	180,120	0.44	1.25	2.00	(8.50)	(7.81)
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Mid-Cap Portfolio
2022	3,611	$32.70	$34.16	$61,084	0.51%	1.25%	2.00%	(16.43)%	(15.80)%
2021	1,807	38.92	40.78	72,678	0.59	1.25	2.00	23.12	24.04
2020	2,090	31.44	33.04	67,802	0.51	1.25	2.00	15.84	16.72
2019	2,555	26.99	28.45	71,026	0.88	1.25	2.00	21.00	21.92
2018	3,178	22.18	23.45	72,893	0.53	1.25	2.00	(16.24)	(15.61)
Investment Grade Bond Portfolio
2022	27,646	12.39	14.06	181,895	2.17	1.25	2.00	(14.68)	(14.04)
2021	14,687	14.52	16.36	239,893	2.09	1.25	2.00	(2.57)	(1.84)
2020	13,232	14.90	16.66	220,170	2.33	1.25	2.00	7.22	8.03
2019	12,189	13.90	15.42	187,730	2.64	1.25	2.00	7.50	8.30
2018	13,374	12.93	14.24	190,158	2.45	1.25	2.00	(2.51)	(1.77)
Government Money Market Fund
2022	86,380	8.80	10.02	422,585	1.41	1.25	2.00	(0.57)	0.18
2021	44,037	8.86	10.00	438,700	0.01	1.25	2.00	(1.97)	(1.23)
2020	43,638	9.03	10.13	440,369	0.28	1.25	2.00	(1.67)	(0.93)
2019	16,997	9.19	10.22	172,590	1.99	1.25	2.00	—	0.75
2018	16,810	9.19	10.15	169,414	1.70	1.25	2.00	(0.37)	0.38
Janus Henderson Portfolio
Overseas Portfolio
2022	1,233	25.68	41.43	19,802	1.74	1.25	2.00	(10.41)	(9.74)
2021	635	28.66	45.90	23,144	1.14	1.25	2.00	11.34	12.17
2020	727	25.74	40.92	22,946	1.27	1.25	2.00	13.99	14.85
2019	968	22.58	35.63	25,442	1.41	1.25	2.00	24.50	25.44
2018	2,056	18.14	28.40	47,106	1.85	1.25	2.00	(16.64)	(16.01)
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio
2022	674	17.91	18.72	5,380	3.90	1.75	2.00	(14.53)	(14.31)
2021	377	20.95	21.84	7,979	2.87	1.75	2.00	1.23	1.49
2020	406	20.69	21.52	8,481	3.80	1.75	2.00	5.17	5.44
2019	462	19.68	20.41	9,153	2.78	1.75	2.00	11.11	11.39
2018	1,386	17.71	18.33	25,118	3.87	1.75	2.00	(5.93)	(5.69)
Growth & Income Portfolio
2022	18,651	22.18	24.25	209,139	1.27	1.25	2.00	(11.23)	(10.56)
2021	10,009	24.99	27.12	270,847	1.04	1.25	2.00	26.47	27.42
2020	11,254	19.76	21.28	238,931	1.74	1.25	2.00	0.66	1.42
2019	10,707	19.63	20.99	224,082	1.54	1.25	2.00	20.07	20.97
2018	12,340	16.35	17.35	213,226	1.38	1.25	2.00	(9.97)	(9.29)
Mid Cap Stock Portfolio
2022	386	20.46	21.39	3,774	0.78	1.75	2.00	(12.97)	(12.75)
2021	206	23.51	24.51	4,969	0.56	1.75	2.00	26.15	26.47
2020	250	18.64	19.38	4,757	1.14	1.75	2.00	0.46	0.71
2019	254	18.55	19.25	4,797	0.37	1.75	2.00	20.21	20.51
2018	734	15.43	15.97	11,639	0.65	1.75	2.00	(16.73)	(16.52)
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio
2022	12,752	34.45	36.01	227,416	—	1.25	2.00	(39.72)	(39.27)
2021	6,390	56.93	59.59	376,140	—	1.25	2.00	15.29	16.16
2020	6,413	49.11	51.56	325,046	—	1.25	2.00	31.61	32.61
2019	7,649	37.11	39.07	292,354	—	1.25	2.00	27.32	28.28
2018	9,264	28.98	30.61	276,767	—	1.25	2.00	(0.11)	0.64
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Equity Income Portfolio II
2022	472	$24.12	$25.21	$5,146	1.56%	1.75%	2.00%	(5.49)%	(5.25)%
2021	268	25.52	26.61	7,060	1.40	1.75	2.00	22.74	23.05
2020	205	20.80	21.63	4,426	2.11	1.75	2.00	(1.05)	(0.80)
2019	205	21.02	21.80	4,469	2.08	1.75	2.00	23.55	23.86
2018	205	17.01	17.60	3,615	1.57	1.75	2.00	(11.49)	(11.27)
Health Sciences Portfolio II
2022	8,912	72.30	75.57	5,118	—	1.75	2.00	(14.41)	(14.20)
2021	68	84.48	88.07	5,972	—	1.75	2.00	10.60	10.87
2020	68	76.38	79.44	5,393	—	1.75	2.00	26.70	27.02
2019	351	60.28	62.54	21,940	—	1.75	2.00	26.08	26.40
2018	351	47.81	49.48	17,372	—	1.75	2.00	(1.15)	(0.90)
Moderate Allocation Portfolio
2022	4,397	20.56	22.14	47,417	1.55	1.25	2.00	(19.93)	(19.33)
2021	2,245	25.67	27.45	61,390	0.98	1.25	2.00	7.88	8.70
2020	2,241	24.48	25.25	56,440	1.37	1.25	2.00	12.27	13.11
2019	2,389	21.69	22.33	53,228	1.97	1.25	2.00	17.43	18.31
2018	2,272	18.37	18.87	42,814	1.78	1.25	2.00	(6.97)	(6.26)
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio
2022	400	32.19	33.65	6,711	1.13	1.95	2.20	(20.59)	(20.39)
2021	200	40.54	42.26	8,458	1.09	1.95	2.20	21.65	21.96
2020	201	33.32	34.65	6,958	1.49	1.95	2.20	15.50	15.79
2019	202	28.85	29.93	6,035	1.48	1.95	2.20	28.03	28.35
2018	246	22.53	23.32	5,737	1.22	1.95	2.20	(11.31)	(11.09)
Real Estate Index Portfolio
2022	462	21.65	22.63	4,944	1.98	1.95	2.20	(27.90)	(27.72)
2021	240	30.03	31.31	7,402	2.14	1.95	2.20	37.16	37.50
2020	265	21.89	22.77	5,948	2.51	1.95	2.20	(6.93)	(6.70)
2019	268	23.52	24.40	6,447	2.04	1.95	2.20	26.00	26.32
2018	1,037	18.67	19.32	19,928	3.33	1.95	2.20	(7.42)	(7.19)
Total Bond Market Index Portfolio
2022	265	11.17	11.68	1,245	2.49	1.95	2.20	(15.10)	(14.89)
2021	154	13.16	13.72	2,027	2.16	1.95	2.20	(3.86)	(3.61)
2020	154	13.69	14.24	2,100	2.66	1.95	2.20	5.24	5.50
2019	186	13.01	13.49	2,416	1.59	1.95	2.20	6.31	6.58
2018	1,075	12.24	12.66	13,522	2.51	1.95	2.20	(2.31)	(2.07)
Total Stock Market Index Portfolio
2022	761	31.56	32.98	11,978	1.39	1.95	2.20	(21.34)	(21.14)
2021	395	40.12	41.83	16,333	1.24	1.95	2.20	22.91	23.21
2020	432	32.64	33.95	14,466	1.57	1.95	2.20	17.93	18.22
2019	480	27.68	28.72	13,582	1.65	1.95	2.20	27.91	28.23
2018	583	21.64	22.39	12,884	1.62	1.95	2.20	(7.41)	(7.18)
Capital Growth Portfolio
2022	—	43.58	45.55	3	—	1.95	2.20	(17.32)	(17.11)
2021	—	52.71	54.96	4	—	1.95	2.20	18.90	19.20
2020	—	44.34	46.11	3	3.85	1.95	2.20	14.91	15.20
2019	307	38.58	40.03	12,296	1.09	1.95	2.20	23.75	24.06
2018	308	31.18	32.26	9,918	0.92	1.95	2.20	(3.34)	(3.10)
								(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2022
(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2023, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2022 that require disclosure or adjustment to the financial statements at that date or for the period ended.